Segment Information (Details) - Schedule of Breakdown by Geographic Area - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenue from contracts with customers:
Total revenue from contracts with customers	$ 6,321	$ 10,242	$ 12,365
Property, plant and equipment, net:
Total property, plant and equipment, net		401
Hong Kong and China [Member]
Revenue from contracts with customers:
Total revenue from contracts with customers	906	1,510	2,105
Property, plant and equipment, net:
Total property, plant and equipment, net		110
Europe [Member]
Revenue from contracts with customers:
Total revenue from contracts with customers	4,214	8,268	8,761
Other Asian countries [Member]
Revenue from contracts with customers:
Total revenue from contracts with customers		27	76
North America [Member]
Revenue from contracts with customers:
Total revenue from contracts with customers	1,201	437	$ 1,423
Myanmar [Member]
Property, plant and equipment, net:
Total property, plant and equipment, net		$ 291